Loans Payable	12 Months Ended
Jan. 31, 2023
Loans Payable
Loans Payable

11. Loans Payable

	Loans Payable $	Current $	Long-term $

Balance, January 31, 2021 and 2020	–	–	–
Proceeds from loans payable	120,000
Premium on loans payable	(50,949)
Accretion	5,508

Balance, January 31, 2022	74,559	40,000	34,559
Accretion	5,441

Balance, January 31, 2023	80,000	80,000	–

In February 2021, the Company and its subsidiary, MedMelior, each entered into Canada Emergency Business Account (“CEBA”) term loan agreements for $60,000 with an initial expiry date of December 31, 2022 (amended to December 31, 2023) and interest rate of nil% per annum during this initial term. The CEBA term loan agreements also provide for an extended maturity date of December 31, 2025 and interest rate of 5% per annum during the extended term. The Company recognized $nil (2022 - $50,949 including $40,000 forgivable portion; 2021 - $nil) of premium from loans payable included in other on the consolidated statements of loss and other comprehensive loss for the year ended January 31, 2023.